Note 14 - Income taxes: Schedule of Disclosure In Aggregate Of Current Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Income tax payable	$ 475,584	$ 509,009
VAT payable	26,452	153,621
Other tax payable	55,168	40,634
Taxes payable	$ 557,204	$ 703,264